Vanguard® Multi-Sector Income Bond Fund
Schedule of Investments (unaudited)
As of June 30, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (5.7%)
	United States Treasury Note/Bond	3.250%	5/15/42	261	233
[1]	United States Treasury Note/Bond	3.375%	5/15/33–8/15/42	362	329
	United States Treasury Note/Bond	3.500%	4/30/30	103	100
	United States Treasury Note/Bond	3.625%	5/15/26–5/15/53	1,454	1,415
[2]	United States Treasury Note/Bond	3.750%	4/15/26	3,259	3,191
	United States Treasury Note/Bond	3.875%	2/15/43–5/15/43	159	155
Total U.S. Government and Agency Obligations (Cost $5,526)					5,423
Corporate Bonds (72.1%)
Australia (0.7%)
	BHP Billiton Finance USA Ltd.	4.875%	2/27/26	140	139
	BHP Billiton Finance USA Ltd.	4.750%	2/28/28	160	159
	Commonwealth Bank of Australia	5.316%	3/13/26	250	251
	Rio Tinto Finance USA plc	5.000%	3/9/33	50	50
[3]	Westpac Banking Corp.	2.894%	2/4/30	100	94
					693
Belgium (0.4%)
	Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/29	343	342
Brazil (0.8%)
	Embraer Netherlands Finance BV	5.050%	6/15/25	350	346
	Petrobras Global Finance BV	8.750%	5/23/26	200	216
	Vale Overseas Ltd.	6.125%	6/12/33	200	200
					762
Canada (2.0%)
[4]	1011778 BC ULC	3.875%	1/15/28	180	165
[4]	Air Canada	3.875%	8/15/26	270	250
	Bank of Montreal	3.088%	1/10/37	95	74
[3]	Bank of Nova Scotia	3.450%	4/11/25	200	193
	Bank of Nova Scotia	4.850%	2/1/30	45	43
[4]	Baytex Energy Corp.	8.500%	4/30/30	60	59
[3]	Canadian Natural Resources Ltd.	4.950%	6/1/47	10	9
[4]	Garda World Security Corp.	7.750%	2/15/28	60	60
[4]	Hudbay Minerals Inc.	4.500%	4/1/26	80	74
[4]	Hudbay Minerals Inc.	6.125%	4/1/29	150	138
	Nutrien Ltd.	4.900%	3/27/28	25	25
	Nutrien Ltd.	4.200%	4/1/29	100	95
[4]	Ritchie Bros Holdings Inc.	6.750%	3/15/28	100	101
[4]	Ritchie Bros Holdings Inc.	7.750%	3/15/31	100	104
[3]	Royal Bank of Canada	4.900%	1/12/28	350	345

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	TransAlta Corp.	7.750%	11/15/29	50	51
[4]	Videotron Ltd.	3.625%	6/15/29	180	156
					1,942
France (0.4%)
[4]	SPCM SA	3.125%	3/15/27	410	368
[4]	SPCM SA	3.375%	3/15/30	70	58
					426
Germany (0.4%)
[3]	Deutsche Bank AG	3.961%	11/26/25	400	381
[3]	Deutsche Bank AG	3.547%	9/18/31	20	17
					398
Hong Kong (0.1%)
	Sands China Ltd.	5.900%	8/8/28	85	81
Ireland (0.6%)
	AerCap Ireland Capital DAC	1.150%	10/29/23	150	147
	AerCap Ireland Capital DAC	2.450%	10/29/26	370	331
	AerCap Ireland Capital DAC	5.750%	6/6/28	150	149
					627
Israel (0.5%)
	Teva Pharmaceutical Finance Netherlands III BV	5.125%	5/9/29	25	23
	Teva Pharmaceutical Finance Netherlands III BV	7.875%	9/15/29	210	217
	Teva Pharmaceutical Finance Netherlands III BV	8.125%	9/15/31	225	235
					475
Japan (1.7%)
	Mitsubishi UFJ Financial Group Inc.	0.962%	10/11/25	200	186
	Mitsubishi UFJ Financial Group Inc.	5.422%	2/22/29	200	198
	Mitsubishi UFJ Financial Group Inc.	5.475%	2/22/31	200	199
[5]	Mizuho Financial Group Inc.	5.778%	7/6/29	60	60
[3]	Mizuho Financial Group Inc.	2.201%	7/10/31	50	40
[5]	Mizuho Financial Group Inc.	5.748%	7/6/34	70	70
[4]	Nissan Motor Co. Ltd.	3.043%	9/15/23	315	313
[4]	Nissan Motor Co. Ltd.	4.810%	9/17/30	35	31
	Nomura Holdings Inc.	2.172%	7/14/28	300	253
	Sumitomo Mitsui Financial Group Inc.	2.130%	7/8/30	50	41
[4]	Sumitomo Mitsui Trust Bank Ltd.	5.650%	3/9/26	200	201
					1,592
Kazakhstan (0.4%)
[3]	KazMunayGas National Co. JSC	4.750%	4/19/27	400	380
Macao (0.0%)
[4]	Studio City Co. Ltd.	7.000%	2/15/27	50	47
Mexico (0.2%)
[4]	BBVA Bancomer SA	8.450%	6/29/38	200	200
Netherlands (0.5%)
[4]	UPC Broadband Finco BV	4.875%	7/15/31	200	165
[4]	UPC Holding BV	5.500%	1/15/28	165	145
[4]	VZ Secured Financing BV	5.000%	1/15/32	30	24
[4]	Ziggo BV	4.875%	1/15/30	140	116
					450
Poland (0.6%)
[4]	Canpack SA	3.125%	11/1/25	290	266

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Canpack SA	3.875%	11/15/29	335	272
					538
Switzerland (0.3%)
	Credit Suisse AG	2.950%	4/9/25	150	141
	UBS Group AG	3.750%	3/26/25	25	24
	UBS Group AG	4.550%	4/17/26	100	96
					261
United Kingdom (2.9%)
	AstraZeneca Finance LLC	1.200%	5/28/26	159	143
	Barclays plc	5.501%	8/9/28	400	390
	Barclays plc	7.119%	6/27/34	230	230
	BAT Capital Corp.	3.557%	8/15/27	230	212
	Diageo Capital plc	5.500%	1/24/33	100	106
[3]	HSBC Holdings plc	2.013%	9/22/28	400	343
	HSBC Holdings plc	6.161%	3/9/29	200	202
	Lloyds Banking Group plc	5.871%	3/6/29	200	198
	National Grid plc	5.602%	6/12/28	70	70
	National Grid plc	5.809%	6/12/33	110	112
	NatWest Group plc	5.516%	9/30/28	200	196
[3]	NatWest Group plc	3.754%	11/1/29	200	188
[4]	Rolls-Royce plc	3.625%	10/14/25	265	251
[4]	Virgin Media Secured Finance plc	4.500%	8/15/30	140	118
					2,759
United States (59.6%)
	AbbVie Inc.	4.250%	11/14/28	233	226
	Advance Auto Parts Inc.	5.900%	3/9/26	15	15
	Advance Auto Parts Inc.	5.950%	3/9/28	10	10
[4]	Advanced Drainage Systems Inc.	6.375%	6/15/30	280	277
	AEP Texas Inc.	5.400%	6/1/33	50	50
	AES Corp.	5.450%	6/1/28	50	49
	AES Corp.	2.450%	1/15/31	100	81
[3]	Alabama Power Co.	1.450%	9/15/30	100	79
	Albemarle Corp.	4.650%	6/1/27	5	5
[4]	Albertsons Cos. Inc.	6.500%	2/15/28	200	200
[4]	Allison Transmission Inc.	4.750%	10/1/27	210	199
	Allstate Corp.	5.250%	3/30/33	40	40
	Ally Financial Inc.	4.750%	6/9/27	45	42
	Ally Financial Inc.	6.992%	6/13/29	70	69
	Altria Group Inc.	2.450%	2/4/32	150	117
	Amazon.com Inc.	4.700%	12/1/32	70	71
[4]	American Airlines Inc.	5.500%	4/20/26	150	149
[4]	American Airlines Inc.	7.250%	2/15/28	94	93
[4]	American Builders & Contractors Supply Co. Inc.	3.875%	11/15/29	140	120
	American Express Co.	3.950%	8/1/25	110	107
	American Express Co.	5.850%	11/5/27	90	92
	American Tower Corp.	2.100%	6/15/30	50	40
	Amgen Inc.	5.250%	3/2/25	105	104
	Amgen Inc.	5.150%	3/2/28	165	165
	Amgen Inc.	3.000%	2/22/29	90	81
[4]	Antero Resources Corp.	5.375%	3/1/30	80	74
	Aon Corp.	5.350%	2/28/33	60	60
[4]	Aramark Services Inc.	6.375%	5/1/25	300	300
[4]	Ardagh Metal Packaging Finance USA LLC	4.000%	9/1/29	110	87
[4]	Asbury Automotive Group Inc.	5.000%	2/15/32	50	44
[4]	ASP Unifrax Holdings Inc.	5.250%	9/30/28	215	155

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	AT&T Inc.	2.750%	6/1/31	155	131
	AT&T Inc.	5.400%	2/15/34	100	100
[4]	AthenaHealth Group Inc.	6.500%	2/15/30	160	135
[4]	Avient Corp.	7.125%	8/1/30	50	51
[4]	Axalta Coating Systems LLC	4.750%	6/15/27	160	151
	B&G Foods Inc.	5.250%	9/15/27	160	139
	Ball Corp.	6.875%	3/15/28	125	128
	Ball Corp.	6.000%	6/15/29	75	74
	Ball Corp.	2.875%	8/15/30	150	125
	Ball Corp.	3.125%	9/15/31	60	49
[3]	Bank of America Corp.	3.384%	4/2/26	370	355
	Bank of America Corp.	1.734%	7/22/27	183	163
[3]	Bank of America Corp.	3.824%	1/20/28	100	95
[3]	Bank of America Corp.	3.970%	3/5/29	50	47
	Bank of America Corp.	5.202%	4/25/29	400	396
[3]	Bank of America Corp.	2.087%	6/14/29	100	85
[3]	Bank of America Corp.	4.271%	7/23/29	90	85
[3]	Bank of America Corp.	3.194%	7/23/30	100	88
[3]	Bank of America Corp.	1.922%	10/24/31	180	143
[3]	Bank of New York Mellon Corp.	3.400%	1/29/28	40	37
[3]	Bank of New York Mellon Corp.	5.802%	10/25/28	100	102
	Bank of New York Mellon Corp.	4.543%	2/1/29	100	97
	Bath & Body Works Inc.	7.500%	6/15/29	55	56
	Bath & Body Works Inc.	6.875%	11/1/35	75	69
	Baxter International Inc.	2.272%	12/1/28	95	81
	Baxter International Inc.	3.950%	4/1/30	95	88
	Baxter International Inc.	2.539%	2/1/32	100	81
[4]	Beacon Roofing Supply Inc.	4.125%	5/15/29	90	80
	Becton Dickinson & Co.	4.693%	2/13/28	125	123
	Berkshire Hathaway Energy Co.	3.700%	7/15/30	90	83
[4]	Big River Steel LLC	6.625%	1/31/29	110	109
[4]	Blackstone Holdings Finance Co. LLC	2.000%	1/30/32	25	19
	Block Inc.	3.500%	6/1/31	45	37
	Boeing Co.	2.750%	2/1/26	433	403
	Boeing Co.	3.625%	2/1/31	50	45
	Boston Properties LP	3.650%	2/1/26	160	149
[4]	Boyne USA Inc.	4.750%	5/15/29	175	159
	BP Capital Markets America Inc.	4.234%	11/6/28	228	222
	BP Capital Markets America Inc.	3.633%	4/6/30	45	42
	Bristol-Myers Squibb Co.	3.400%	7/26/29	75	70
	Bristol-Myers Squibb Co.	1.450%	11/13/30	50	40
	Broadcom Inc.	4.300%	11/15/32	100	92
[4]	Broadcom Inc.	3.469%	4/15/34	300	246
[4]	Cable One Inc.	4.000%	11/15/30	69	54
[4]	Caesars Entertainment Inc.	7.000%	2/15/30	30	30
[4]	Caesars Resort Collection LLC	5.750%	7/1/25	165	167
[4]	Calpine Corp.	5.125%	3/15/28	370	332
[4]	Calpine Corp.	4.625%	2/1/29	25	21
[4]	Camelot Return Merger Sub Inc.	8.750%	8/1/28	205	194
	Capital One Financial Corp.	6.312%	6/8/29	100	99
	Capital One Financial Corp.	5.817%	2/1/34	245	234
[4]	Carnival Corp.	5.750%	3/1/27	420	386
[4]	Carnival Corp.	9.875%	8/1/27	60	62
[4]	Carnival Corp.	4.000%	8/1/28	130	115
[4]	Carnival Corp.	6.000%	5/1/29	170	152
[4]	Carnival Holdings Bermuda Ltd.	10.375%	5/1/28	15	16
[4]	Catalent Pharma Solutions Inc.	3.125%	2/15/29	210	171
[4]	Catalent Pharma Solutions Inc.	3.500%	4/1/30	175	142

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	CCO Holdings LLC	5.000%	2/1/28	80	73
[4]	CCO Holdings LLC	6.375%	9/1/29	80	75
[4]	CCO Holdings LLC	4.750%	3/1/30	80	68
[4]	Cedar Fair LP	5.500%	5/1/25	90	89
	Celanese US Holdings LLC	5.900%	7/5/24	10	10
	Centene Corp.	2.450%	7/15/28	240	206
	Centene Corp.	3.000%	10/15/30	90	75
	Charles Schwab Corp.	5.643%	5/19/29	60	60
[4]	Chart Industries Inc.	7.500%	1/1/30	20	20
[4]	Chart Industries Inc.	9.500%	1/1/31	210	224
	Charter Communications Operating LLC	4.908%	7/23/25	310	304
[4]	Chemours Co.	5.750%	11/15/28	10	9
[4]	Chemours Co.	4.625%	11/15/29	540	456
	Cheniere Energy Partners LP	4.000%	3/1/31	130	114
	Cheniere Energy Partners LP	3.250%	1/31/32	30	25
[4]	Cheniere Energy Partners LP	5.950%	6/30/33	35	35
[4]	Churchill Downs Inc.	4.750%	1/15/28	280	260
	Citigroup Inc.	4.400%	6/10/25	185	180
	Citigroup Inc.	3.700%	1/12/26	100	96
[3]	Citigroup Inc.	3.668%	7/24/28	140	131
	Citigroup Inc.	4.125%	7/25/28	75	71
[3]	Citigroup Inc.	2.666%	1/29/31	195	165
[4]	Civitas Resources Inc.	8.750%	7/1/31	85	86
[4]	Clarios Global LP	6.250%	5/15/26	80	79
[4]	Clarios Global LP	8.500%	5/15/27	240	241
[4]	Clarios Global LP	6.750%	5/15/28	4	4
[4]	Clean Harbors Inc.	4.875%	7/15/27	80	77
[4]	Clean Harbors Inc.	6.375%	2/1/31	20	20
[4]	Clearway Energy Operating LLC	4.750%	3/15/28	90	83
[4]	Clearway Energy Operating LLC	3.750%	2/15/31	140	116
[4]	Cleveland-Cliffs Inc.	6.750%	3/15/26	110	111
[4]	Cloud Software Group Inc.	6.500%	3/31/29	115	102
[4]	Cloud Software Group Inc.	9.000%	9/30/29	295	258
	CNH Industrial Capital LLC	4.550%	4/10/28	300	290
[4]	CNX Resources Corp.	6.000%	1/15/29	140	130
[4]	CNX Resources Corp.	7.375%	1/15/31	15	15
	Coca-Cola Co.	3.450%	3/25/30	75	71
	Comcast Corp.	5.250%	11/7/25	200	201
	Comcast Corp.	5.350%	11/15/27	110	112
	Commonwealth Edison Co.	4.900%	2/1/33	15	15
[4]	CommScope Inc.	8.250%	3/1/27	150	120
[4]	CommScope Inc.	7.125%	7/1/28	125	89
[4]	Community Health Systems Inc.	8.000%	3/15/26	350	341
	ConocoPhillips Co.	6.950%	4/15/29	110	121
[3]	Consolidated Edison Co. of New York Inc.	3.350%	4/1/30	50	46
	Constellation Brands Inc.	2.250%	8/1/31	50	41
	Consumers Energy Co.	4.650%	3/1/28	10	10
	Corebridge Financial Inc.	3.500%	4/4/25	10	10
	Corebridge Financial Inc.	3.650%	4/5/27	60	56
	Corebridge Financial Inc.	3.850%	4/5/29	10	9
	Corebridge Financial Inc.	3.900%	4/5/32	60	52
[4]	CrownRock LP	5.625%	10/15/25	190	188
[4]	CSC Holdings LLC	5.750%	1/15/30	100	47
[4]	CSC Holdings LLC	4.125%	12/1/30	180	126
[4]	CSC Holdings LLC	4.625%	12/1/30	160	71
[4]	CSC Holdings LLC	3.375%	2/15/31	25	17
	CubeSmart LP	2.500%	2/15/32	45	36

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	CVS Health Corp.	4.300%	3/25/28	153	148
	CVS Health Corp.	5.300%	6/1/33	200	200
	Dana Inc.	4.500%	2/15/32	70	58
[4]	DaVita Inc.	3.750%	2/15/31	70	56
	Dell International LLC	5.850%	7/15/25	305	306
	Dell International LLC	5.250%	2/1/28	100	100
[4]	Delta Air Lines Inc.	7.000%	5/1/25	165	169
[4]	Delta Air Lines Inc.	4.750%	10/20/28	387	376
	Devon Energy Corp.	5.850%	12/15/25	100	101
	Diamondback Energy Inc.	3.125%	3/24/31	5	4
	Diamondback Energy Inc.	6.250%	3/15/33	40	41
[4]	Directv Financing LLC	5.875%	8/15/27	100	91
[4]	DISH DBS Corp.	5.250%	12/1/26	185	149
[4]	DISH DBS Corp.	5.750%	12/1/28	15	11
	DISH DBS Corp.	5.125%	6/1/29	30	14
[4]	DISH Network Corp.	11.750%	11/15/27	220	215
[4]	DT Midstream Inc.	4.125%	6/15/29	460	404
	DTE Electric Co.	5.200%	4/1/33	100	102
[3]	DTE Energy Co.	3.400%	6/15/29	50	45
	Duke Energy Carolinas LLC	4.950%	1/15/33	10	10
	Duke Energy Corp.	5.000%	12/8/27	10	10
	Duke Energy Corp.	3.400%	6/15/29	75	68
	Duke Energy Progress LLC	3.400%	4/1/32	50	44
[4]	Earthstone Energy Holdings LLC	9.875%	7/15/31	25	25
	eBay Inc.	5.950%	11/22/27	10	10
	eBay Inc.	6.300%	11/22/32	15	16
[4]	Element Solutions Inc.	3.875%	9/1/28	180	157
[4]	Emerald Debt Merger Sub LLC	6.625%	12/15/30	95	94
[4]	Energizer Holdings Inc.	4.750%	6/15/28	97	87
[4]	Energizer Holdings Inc.	4.375%	3/31/29	70	60
	Energy Transfer LP	4.400%	3/15/27	70	67
[3]	Energy Transfer LP	5.500%	6/1/27	164	163
	Energy Transfer LP	5.250%	4/15/29	70	68
	Energy Transfer LP	5.750%	2/15/33	40	40
[4]	EnLink Midstream LLC	5.625%	1/15/28	110	107
[4]	Entegris Escrow Corp.	4.750%	4/15/29	55	51
[4]	Entegris Escrow Corp.	5.950%	6/15/30	250	240
[4]	Entegris Inc.	4.375%	4/15/28	115	105
	Enterprise Products Operating LLC	5.350%	1/31/33	10	10
[4]	EQM Midstream Partners LP	7.500%	6/1/27	30	30
	EQM Midstream Partners LP	5.500%	7/15/28	100	95
[4]	EQM Midstream Partners LP	7.500%	6/1/30	150	152
[4]	EQM Midstream Partners LP	4.750%	1/15/31	150	131
	EQT Corp.	6.125%	2/1/25	25	25
[4]	ERAC USA Finance LLC	4.600%	5/1/28	80	78
	ERP Operating LP	2.500%	2/15/30	40	34
	Eversource Energy	5.450%	3/1/28	30	30
	Exelon Corp.	5.150%	3/15/28	60	60
	Exelon Corp.	3.350%	3/15/32	80	70
	Fifth Third Bancorp	3.950%	3/14/28	100	92
[3]	Fifth Third Bank NA	3.950%	7/28/25	100	95
[3]	FirstEnergy Corp.	1.600%	1/15/26	50	45
	FirstEnergy Corp.	2.650%	3/1/30	210	178
[4]	FirstEnergy Transmission LLC	2.866%	9/15/28	80	71
	FMC Corp.	5.650%	5/18/33	60	59
	Ford Motor Co.	9.625%	4/22/30	5	6
	Ford Motor Co.	3.250%	2/12/32	360	283
	Ford Motor Credit Co. LLC	2.700%	8/10/26	5	4

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ford Motor Credit Co. LLC	3.815%	11/2/27	110	98
	Ford Motor Credit Co. LLC	6.800%	5/12/28	320	321
	Ford Motor Credit Co. LLC	2.900%	2/10/29	400	331
	Ford Motor Credit Co. LLC	7.200%	6/10/30	95	96
[4]	Fortrea Holdings Inc.	7.500%	7/1/30	60	61
	Freeport-McMoRan Inc.	4.250%	3/1/30	10	9
[4]	Frontier Communications Holdings LLC	5.000%	5/1/28	220	190
[4]	Frontier Communications Holdings LLC	6.000%	1/15/30	100	74
[4]	Gartner Inc.	4.500%	7/1/28	300	281
[4]	Gates Global LLC	6.250%	1/15/26	180	178
	GE HealthCare Technologies Inc.	5.650%	11/15/27	250	253
	General Motors Financial Co. Inc.	1.500%	6/10/26	200	177
	General Motors Financial Co. Inc.	3.850%	1/5/28	50	46
	General Motors Financial Co. Inc.	5.850%	4/6/30	120	119
	Genesis Energy LP	6.500%	10/1/25	127	125
	Georgia Power Co.	3.250%	3/30/27	100	93
	Georgia Power Co.	4.950%	5/17/33	80	79
	Global Payments Inc.	2.150%	1/15/27	40	36
	Goldman Sachs Group Inc.	5.700%	11/1/24	65	65
[3]	Goldman Sachs Group Inc.	3.272%	9/29/25	270	261
	Goldman Sachs Group Inc.	3.850%	1/26/27	200	190
	Goldman Sachs Group Inc.	2.615%	4/22/32	50	41
	Goldman Sachs Group Inc.	2.650%	10/21/32	50	41
	Goodyear Tire & Rubber Co.	5.000%	7/15/29	50	45
	Goodyear Tire & Rubber Co.	5.250%	7/15/31	345	300
	Haleon US Capital LLC	3.625%	3/24/32	15	13
[4]	Hanesbrands Inc.	9.000%	2/15/31	250	252
[4]	Harley-Davidson Financial Services Inc.	3.050%	2/14/27	40	36
[4]	HCA Inc.	3.625%	3/15/32	100	87
	Hess Corp.	7.300%	8/15/31	5	5
[4]	Hilton Domestic Operating Co. Inc.	3.750%	5/1/29	55	49
	Home Depot Inc.	1.875%	9/15/31	5	4
	Home Depot Inc.	3.250%	4/15/32	55	49
	HSBC USA Inc.	5.625%	3/17/25	300	299
[4]	Imola Merger Corp.	4.750%	5/15/29	480	419
[4]	Ingevity Corp.	3.875%	11/1/28	230	196
	Intel Corp.	4.875%	2/10/26	70	70
	Intel Corp.	4.875%	2/10/28	160	159
	Intel Corp.	5.125%	2/10/30	140	141
	Intel Corp.	5.200%	2/10/33	30	30
	Intercontinental Exchange Inc.	2.100%	6/15/30	40	33
[4]	IQVIA Inc.	6.500%	5/15/30	120	121
[4]	ITC Holdings Corp.	4.950%	9/22/27	370	365
	Jacobs Engineering Group Inc.	5.900%	3/1/33	100	98
[4]	JBS USA LUX SA	5.750%	4/1/33	40	38
[3]	John Deere Capital Corp.	0.700%	1/15/26	500	450
[3]	JPMorgan Chase & Co.	3.220%	3/1/25	41	40
	JPMorgan Chase & Co.	1.578%	4/22/27	150	135
	JPMorgan Chase & Co.	1.470%	9/22/27	187	165
	JPMorgan Chase & Co.	4.323%	4/26/28	50	48
[3]	JPMorgan Chase & Co.	4.005%	4/23/29	50	47
	JPMorgan Chase & Co.	2.069%	6/1/29	60	52
	JPMorgan Chase & Co.	1.953%	2/4/32	228	182
	JPMorgan Chase & Co.	2.580%	4/22/32	45	37
	JPMorgan Chase & Co.	4.586%	4/26/33	5	5
[4]	Kaiser Aluminum Corp.	4.625%	3/1/28	220	193
[4]	Kaiser Aluminum Corp.	4.500%	6/1/31	50	40
	KB Home	7.250%	7/15/30	30	31

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Kenvue Inc.	5.000%	3/22/30	60	61
	Keurig Dr Pepper Inc.	3.200%	5/1/30	50	45
	Kilroy Realty LP	4.750%	12/15/28	90	80
	Kinder Morgan Inc.	4.800%	2/1/33	45	43
	KLA Corp.	4.650%	7/15/32	20	20
	Kraft Heinz Foods Co.	3.750%	4/1/30	159	148
[4]	Ladder Capital Finance Holdings LLLP	4.750%	6/15/29	145	118
	Lamar Media Corp.	3.750%	2/15/28	200	183
[4]	Lamb Weston Holdings Inc.	4.125%	1/31/30	65	58
[4]	Level 3 Financing Inc.	3.400%	3/1/27	15	13
[4]	Level 3 Financing Inc.	4.250%	7/1/28	120	77
[4]	Level 3 Financing Inc.	3.875%	11/15/29	100	80
[4]	Level 3 Financing Inc.	10.500%	5/15/30	255	259
[4]	Lithia Motors Inc.	4.625%	12/15/27	110	103
[4]	Lithia Motors Inc.	3.875%	6/1/29	200	174
[4]	Live Nation Entertainment Inc.	4.875%	11/1/24	85	84
[4]	Live Nation Entertainment Inc.	5.625%	3/15/26	120	117
[4]	Live Nation Entertainment Inc.	6.500%	5/15/27	110	111
[4]	Live Nation Entertainment Inc.	3.750%	1/15/28	150	134
	Lockheed Martin Corp.	4.450%	5/15/28	70	69
	Lockheed Martin Corp.	5.250%	1/15/33	229	237
	Lowe's Cos. Inc.	3.750%	4/1/32	65	59
[4]	Lumen Technologies Inc.	4.000%	2/15/27	130	97
	M&T Bank Corp.	5.053%	1/27/34	30	27
	Manufacturers & Traders Trust Co.	5.400%	11/21/25	200	194
	Mastercard Inc.	2.950%	6/1/29	100	91
[4]	Match Group Holdings II LLC	4.625%	6/1/28	30	28
[4]	Match Group Holdings II LLC	3.625%	10/1/31	160	132
[4]	Mattel Inc.	3.375%	4/1/26	20	18
[4]	Mattel Inc.	5.875%	12/15/27	215	211
[4]	Mattel Inc.	3.750%	4/1/29	140	123
[4]	McAfee Corp.	7.375%	2/15/30	205	178
[4]	Medline Borrower LP	3.875%	4/1/29	25	22
[4]	Medline Borrower LP	5.250%	10/1/29	190	165
	Merck & Co. Inc.	2.150%	12/10/31	30	25
	Meta Platforms Inc.	4.600%	5/15/28	240	237
[4]	Michaels Cos. Inc.	5.250%	5/1/28	160	129
	MidAmerican Energy Co.	3.100%	5/1/27	100	93
[4]	Mileage Plus Holdings LLC	6.500%	6/20/27	281	281
	Mondelez International Inc.	2.750%	4/13/30	28	25
[3]	Morgan Stanley	4.000%	7/23/25	50	49
	Morgan Stanley	5.050%	1/28/27	145	144
[3]	Morgan Stanley	1.512%	7/20/27	180	159
	Morgan Stanley	2.475%	1/21/28	100	90
	Morgan Stanley	5.123%	2/1/29	50	49
	Morgan Stanley	5.164%	4/20/29	300	297
[3]	Morgan Stanley	3.622%	4/1/31	140	126
[3]	Morgan Stanley	1.794%	2/13/32	25	19
	Morgan Stanley	4.889%	7/20/33	50	48
	Morgan Stanley	5.297%	4/20/37	40	38
	MPLX LP	4.000%	3/15/28	45	42
	MPLX LP	5.000%	3/1/33	35	34
	MPT Operating Partnership LP	5.000%	10/15/27	25	21
	MPT Operating Partnership LP	4.625%	8/1/29	185	140
	MPT Operating Partnership LP	3.500%	3/15/31	75	52
	Nasdaq Inc.	5.650%	6/28/25	300	301
	Nasdaq Inc.	5.350%	6/28/28	250	251

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	National Rural Utilities Cooperative Finance Corp.	5.800%	1/15/33	100	105
	Navient Corp.	9.375%	7/25/30	295	293
[4]	NCL Corp. Ltd.	5.875%	2/15/27	215	209
[4]	NCL Corp. Ltd.	7.750%	2/15/29	35	33
	Netflix Inc.	5.875%	11/15/28	658	682
	Newell Brands Inc.	6.375%	9/15/27	150	144
	Newell Brands Inc.	6.625%	9/15/29	65	62
	Newmont Corp.	2.800%	10/1/29	150	129
[4]	News Corp.	3.875%	5/15/29	345	304
[4]	Nexstar Media Inc.	5.625%	7/15/27	50	47
[4]	Nexstar Media Inc.	4.750%	11/1/28	120	104
[4]	NextEra Energy Operating Partners LP	4.500%	9/15/27	554	515
	NiSource Inc.	5.250%	3/30/28	30	30
	NiSource Inc.	5.400%	6/30/33	20	20
	Northrop Grumman Corp.	3.250%	1/15/28	300	281
[4]	Novelis Corp.	3.250%	11/15/26	250	227
[4]	Novelis Corp.	4.750%	1/30/30	41	36
[4]	Novelis Corp.	3.875%	8/15/31	46	38
	NSTAR Electric Co.	3.250%	5/15/29	50	46
	Nucor Corp.	3.125%	4/1/32	10	9
	Occidental Petroleum Corp.	6.625%	9/1/30	50	52
	Occidental Petroleum Corp.	6.125%	1/1/31	25	25
	Occidental Petroleum Corp.	6.600%	3/15/46	10	10
[4]	Olympus Water US Holding Corp.	4.250%	10/1/28	280	221
[4]	Olympus Water US Holding Corp.	9.750%	11/15/28	230	224
[4]	Olympus Water US Holding Corp.	6.250%	10/1/29	140	101
	OneMain Finance Corp.	6.125%	3/15/24	50	50
	OneMain Finance Corp.	3.500%	1/15/27	440	378
	Oracle Corp.	6.150%	11/9/29	90	94
	Oracle Corp.	6.250%	11/9/32	50	53
[4]	Organon & Co.	4.125%	4/30/28	380	337
[4]	Organon & Co.	5.125%	4/30/31	40	33
[4]	Outfront Media Capital LLC	4.250%	1/15/29	210	177
[4]	Owens & Minor Inc.	6.625%	4/1/30	15	14
[4]	Owens-Brockway Glass Container Inc.	7.250%	5/15/31	35	35
	Pacific Gas & Electric Co.	3.450%	7/1/25	80	76
	Pacific Gas & Electric Co.	2.100%	8/1/27	190	163
[4]	Pactiv Evergreen Group Issuer Inc.	4.000%	10/15/27	140	125
[4]	Pactiv Evergreen Group Issuer LLC	4.375%	10/15/28	100	87
	Paramount Global	4.950%	1/15/31	100	90
	Parker-Hannifin Corp.	3.250%	6/14/29	300	273
[4]	Penn Entertainment Inc.	4.125%	7/1/29	140	115
[4]	Pennsylvania Electric Co.	5.150%	3/30/26	40	39
	PepsiCo Inc.	2.750%	3/19/30	75	68
[4]	Performance Food Group Inc.	6.875%	5/1/25	375	376
[4]	Performance Food Group Inc.	5.500%	10/15/27	70	68
[4]	Performance Food Group Inc.	4.250%	8/1/29	160	142
[4]	Permian Resources Operating LLC	7.750%	2/15/26	240	242
[4]	Permian Resources Operating LLC	6.875%	4/1/27	15	15
[4]	Permian Resources Operating LLC	5.875%	7/1/29	85	80
	Pfizer Inc.	1.700%	5/28/30	50	42
	Pfizer Investment Enterprises Pte. Ltd.	4.450%	5/19/28	370	364
	Pfizer Investment Enterprises Pte. Ltd.	4.750%	5/19/33	145	145
	Philip Morris International Inc.	0.875%	5/1/26	155	138
	Philip Morris International Inc.	5.125%	11/17/27	20	20
	Philip Morris International Inc.	4.875%	2/15/28	50	49
	Philip Morris International Inc.	5.625%	11/17/29	20	20

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Philip Morris International Inc.	5.125%	2/15/30	55	54
	Philip Morris International Inc.	5.750%	11/17/32	20	20
	Pioneer Natural Resources Co.	1.900%	8/15/30	100	81
	Pioneer Natural Resources Co.	2.150%	1/15/31	15	12
	PNC Financial Services Group Inc.	4.758%	1/26/27	45	44
	PNC Financial Services Group Inc.	5.354%	12/2/28	145	143
	PNC Financial Services Group Inc.	5.582%	6/12/29	225	224
	PNC Financial Services Group Inc.	5.068%	1/24/34	10	10
[4]	Post Holdings Inc.	4.625%	4/15/30	270	237
	Public Service Co. of Oklahoma	5.250%	1/15/33	10	10
[3]	Public Service Electric & Gas Co.	4.650%	3/15/33	50	49
	Public Storage	1.950%	11/9/28	100	86
	Raytheon Technologies Corp.	5.000%	2/27/26	40	40
	Raytheon Technologies Corp.	2.250%	7/1/30	250	211
	Raytheon Technologies Corp.	5.150%	2/27/33	50	51
	Realty Income Corp.	4.625%	11/1/25	155	153
	Realty Income Corp.	2.200%	6/15/28	192	166
	Republic Services Inc.	5.000%	4/1/34	40	40
[4]	Rocket Mortgage LLC	3.625%	3/1/29	150	126
[4]	Royal Caribbean Cruises Ltd.	5.500%	4/1/28	140	131
[4]	Royal Caribbean Cruises Ltd.	8.250%	1/15/29	8	8
[4]	Royal Caribbean Cruises Ltd.	7.250%	1/15/30	240	244
	Sabine Pass Liquefaction LLC	4.500%	5/15/30	100	95
	Santander Holdings USA Inc.	6.499%	3/9/29	120	119
	SBA Communications Corp.	3.875%	2/15/27	200	184
	SBA Communications Corp.	3.125%	2/1/29	100	85
[4]	Scripps Escrow II Inc.	5.375%	1/15/31	25	18
[4]	Scripps Escrow Inc.	5.875%	7/15/27	40	33
[4]	Seagate HDD Cayman	8.250%	12/15/29	35	37
[4]	Seagate HDD Cayman	8.500%	7/15/31	60	63
[4]	Sealed Air Corp.	4.000%	12/1/27	380	347
[4]	Sealed Air Corp.	6.125%	2/1/28	30	30
[4]	Sealed Air Corp.	5.000%	4/15/29	175	163
	Service Corp. International	3.375%	8/15/30	210	176
[4]	Sirius XM Radio Inc.	4.000%	7/15/28	200	174
	Southern California Edison Co.	5.300%	3/1/28	150	150
[3]	Southern Co.	3.700%	4/30/30	75	69
[4]	Spirit AeroSystems Inc.	7.500%	4/15/25	4	4
	Spirit AeroSystems Inc.	4.600%	6/15/28	19	16
[4]	Spirit AeroSystems Inc.	9.375%	11/30/29	255	273
	Spirit Realty LP	2.700%	2/15/32	45	34
	Sprint Capital Corp.	8.750%	3/15/32	200	242
[4]	SS&C Technologies Inc.	5.500%	9/30/27	120	115
	Starbucks Corp.	4.750%	2/15/26	120	119
	State Street Corp.	4.821%	1/26/34	80	78
	Take-Two Interactive Software Inc.	3.700%	4/14/27	10	9
[4]	Tap Rock Resources LLC	7.000%	10/1/26	40	41
	Targa Resources Partners LP	4.000%	1/15/32	8	7
	Teledyne Technologies Inc.	2.750%	4/1/31	20	17
	Tenet Healthcare Corp.	6.250%	2/1/27	80	79
	Tenet Healthcare Corp.	6.125%	10/1/28	280	270
	Tenet Healthcare Corp.	4.250%	6/1/29	40	36
[4]	Tenet Healthcare Corp.	6.750%	5/15/31	315	317
	Thermo Fisher Scientific Inc.	2.600%	10/1/29	155	137
	Thermo Fisher Scientific Inc.	4.950%	11/21/32	95	97
	T-Mobile USA Inc.	2.625%	4/15/26	470	436
	T-Mobile USA Inc.	4.950%	3/15/28	100	98
	T-Mobile USA Inc.	2.625%	2/15/29	153	133

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	T-Mobile USA Inc.	3.375%	4/15/29	100	90
	T-Mobile USA Inc.	3.875%	4/15/30	115	106
[4]	TopBuild Corp.	3.625%	3/15/29	50	44
	Toyota Motor Credit Corp.	4.625%	1/12/28	100	99
	Toyota Motor Credit Corp.	4.550%	5/17/30	200	195
[4]	TransDigm Inc.	6.250%	3/15/26	80	80
[4]	TransDigm Inc.	6.750%	8/15/28	465	467
[4]	Transocean Inc.	11.500%	1/30/27	50	52
[4]	Transocean Inc.	8.750%	2/15/30	365	371
[4]	Transocean Titan Financing Ltd.	8.375%	2/1/28	75	77
[4]	Triumph Group Inc.	9.000%	3/15/28	170	174
[3]	Truist Financial Corp.	5.900%	10/28/26	100	99
[3]	Truist Financial Corp.	6.047%	6/8/27	80	80
[3]	Truist Financial Corp.	6.123%	10/28/33	15	15
	Tyco Electronics Group SA	4.500%	2/13/26	200	197
	Union Electric Co.	3.500%	3/15/29	100	92
	Union Pacific Corp.	3.000%	4/15/27	45	42
[4]	United Airlines Inc.	4.375%	4/15/26	160	152
[3]	United Airlines Pass-Through Trust Class A Series 2020-1	5.875%	10/15/27	194	193
[4]	United Natural Foods Inc.	6.750%	10/15/28	180	149
[4]	United Wholesale Mortgage LLC	5.500%	11/15/25	140	134
	UnitedHealth Group Inc.	5.250%	2/15/28	5	5
	UnitedHealth Group Inc.	5.350%	2/15/33	20	21
[4]	Univision Communications Inc.	7.375%	6/30/30	70	67
[3]	US Bancorp	4.548%	7/22/28	80	77
	US Bancorp	5.775%	6/12/29	100	100
[3]	US Bancorp	3.000%	7/30/29	45	38
[3]	US Bancorp	4.967%	7/22/33	40	36
[4]	Vail Resorts Inc.	6.250%	5/15/25	70	70
[4]	Valaris Ltd.	8.375%	4/30/30	310	311
[4]	Venture Global Calcasieu Pass LLC	3.875%	8/15/29	250	218
[4]	Venture Global Calcasieu Pass LLC	6.250%	1/15/30	5	5
[4]	Venture Global LNG Inc.	8.125%	6/1/28	125	127
[4]	Venture Global LNG Inc.	8.375%	6/1/31	285	288
	Verizon Communications Inc.	1.680%	10/30/30	50	40
	Verizon Communications Inc.	2.355%	3/15/32	86	69
[3]	Virginia Electric & Power Co.	2.950%	11/15/26	100	93
[3]	Virginia Electric & Power Co.	2.875%	7/15/29	90	80
[4]	Vistra Operations Co. LLC	5.125%	5/13/25	25	24
[4]	Vistra Operations Co. LLC	5.000%	7/31/27	80	75
[4]	Vistra Operations Co. LLC	4.375%	5/1/29	350	306
	VMware Inc.	4.700%	5/15/30	161	154
	Warnermedia Holdings Inc.	3.428%	3/15/24	140	137
	Warnermedia Holdings Inc.	3.755%	3/15/27	16	15
	Warnermedia Holdings Inc.	4.054%	3/15/29	90	82
	Warnermedia Holdings Inc.	4.279%	3/15/32	50	44
[3]	Wells Fargo & Co.	4.100%	6/3/26	100	96
[3]	Wells Fargo & Co.	2.393%	6/2/28	125	111
[3]	Wells Fargo & Co.	4.897%	7/25/33	75	72
	Wells Fargo & Co.	5.389%	4/24/34	125	124
[4]	WESCO Distribution Inc.	7.125%	6/15/25	320	324
	Willis North America Inc.	4.500%	9/15/28	55	52
[4]	WMG Acquisition Corp.	3.750%	12/1/29	370	321
[4]	WR Grace Holdings LLC	5.625%	8/15/29	200	163
[4]	WR Grace Holdings LLC	7.375%	3/1/31	175	173
	Xcel Energy Inc.	4.000%	6/15/28	80	76
	Xcel Energy Inc.	4.600%	6/1/32	80	76

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Zayo Group Holdings Inc.	4.000%	3/1/27	95	67
	Zoetis Inc.	5.400%	11/14/25	45	45
					57,137
Total Corporate Bonds (Cost $70,489)					69,110
Floating Rate Loan Interests (5.1%)
Canada (0.4%)
[6]	Bombardier Recreational Products Inc. Incremental Term Loan, TSFR1M + 3.500%	8.602%	12/13/29	149	149
[6]	Open Text Corp. Term Loan B, TSFR1M + 3.500%	8.753%	1/31/30	200	200
					349
Luxembourg (0.0%)
[6]	Belron Finance US LLC Dollar Fourth Incremental Term Loan, TSFR3M + 2.750%	7.832%	4/18/29	15	15
United States (4.7%)
[6]	AAdvantage Loyalty IP Ltd. Initial Term Loan, TSFR3M + 4.750%	10.000%	4/20/28	455	465
[6]	Alterra Mountain Co. Term Loan B-3, TSFR1M + 3.750%	8.952%	5/31/30	45	45
[6]	Axalta Coating Systems Dutch Holding B B.V. Term Loan B-4, TSFR3M + 3.000%	8.242%	12/20/29	46	46
[6]	Bausch Health Cos. Inc. Second Amendment Term Loan, TSFR1M + 5.250%	10.441%	2/1/27	52	39
[6]	Central Parent Inc. First Lien Initial Term Loan, TSFR3M + 4.250%	9.492%	7/6/29	50	50
[6]	Chemours Co. Tranche B-2 Term Loan, TSFR1M + 1.750%	6.952%	4/3/25	110	109
[6]	Clarios Global LP First Lien Term Loan, TSFR1M + 3.750%	8.852%	5/6/30	99	99
[6]	Cloud Software Group, Inc. First Lien Dollar Term Loan B, TSFR3M + 4.500%	9.842%	3/30/29	190	177
[6]	DaVita Inc. Tranche B-1 Term Loan, TSFR1M + 1.750%	6.967%	8/12/26	44	43
[6]	Directv Financing LLC Term Loan, TSFR1M + 5.000%	10.217%	8/2/27	278	271
[6]	First Student Bidco Inc. Incremental Term Loan B, TSFR3M + 4.000%	9.342%	7/21/28	36	35
[6]	First Student Bidco Inc. Incremental Term Loan C, TSFR3M + 4.000%	9.342%	7/21/28	4	4
[6]	First Student Bidco Inc. Initial Term Loan B, TSFR3M + 3.000%	8.143%	7/21/28	401	386
[6]	First Student Bidco Inc. Initial Term Loan C, TSFR3M + 3.000%	8.143%	7/21/28	152	147
[6]	Fortrea Holdings Inc. Term Loan B, TSFR1M + 3.750%	8.891%	6/12/30	5	5
[6]	Gates Global LLC Initial Dollar Term Loan B-4, TSFR1M + 3.500%	8.602%	11/16/29	249	249
[6]	Hilton Worldwide Finance LLC Term Loan B-2, TSFR1M + 1.750%	6.939%	6/22/26	300	299
[6]	HUB International Ltd. Term Loan, TSFR1M + 4.250%	9.341%	6/20/30	40	40
[6]	McAfee Corp. Tranche B-1 Term Loan, TSFR1M + 3.750%	9.010%	3/1/29	189	180
[6]	Medline Borrower LP Initial Dollar Term Loan, TSFR1M + 3.250%	8.352%	10/23/28	99	98

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Mileage Plus Holdings LLC Initial Term Loan, TSFR3M + 5.250%	10.764%	6/21/27	357	371
[6]	SBA Senior Finance II LLC Initial Term Loan, 1M USD LIBOR + 1.750%	6.950%	4/11/25	229	229
[6]	SkyMiles IP Ltd. Initial Term Loan, TSFR3M + 3.750%	8.798%	10/20/27	384	398
[6]	Spirit Aerosystems Inc. Term Loan, TSFR3M + 4.500%	9.545%	1/15/27	201	202
[6]	SS&C Technologies Holdings Inc. Term Loan B-6, TSFR1M + 2.250%	7.452%	3/22/29	20	20
[6]	SS&C Technologies Holdings Inc. Term Loan B-7, TSFR1M + 2.250%	7.452%	3/22/29	31	31
[6]	TransDigm Inc. Tranche H Term Loan, TSFR3M + 3.250%	8.492%	2/22/27	50	49
[6]	TransDigm Inc. Tranche I Term Loan, TSFR3M + 3.250%	8.492%	8/24/28	342	342
[6]	Wyndham Hotels & Resorts Inc. Term Loan B, 1M USD LIBOR + 1.750%	6.775%	5/30/25	88	88
					4,517
Total Floating Rate Loan Interests (Cost $4,883)					4,881
Sovereign Bonds (15.2%)
Angola (0.2%)
[3]	Republic of Angola	8.750%	4/14/32	200	169
Chile (0.2%)
[3]	Empresa Nacional del Petroleo	5.250%	11/6/29	200	193
Colombia (1.3%)
[5]	Ecopetrol SA	8.625%	1/19/29	313	313
	Ecopetrol SA	8.875%	1/13/33	520	514
[3]	Republic of Colombia	8.000%	4/20/33	430	439
					1,266
Dominican Republic (0.6%)
[3]	Dominican Republic	6.000%	7/19/28	500	487
[3]	Dominican Republic	4.500%	1/30/30	150	131
					618
Ecuador (0.1%)
[3]	Republic of Ecuador	2.500%	7/31/35	180	62
[3]	Republic of Ecuador	1.500%	7/31/40	95	29
					91
Egypt (0.5%)
[3]	Arab Republic of Egypt	8.500%	1/31/47	200	106
[3]	Arab Republic of Egypt	8.700%	3/1/49	450	243
[3]	Arab Republic of Egypt	8.750%	9/30/51	200	108
					457
El Salvador (0.2%)
[3]	Republic of El Salvador	8.625%	2/28/29	85	56
[3]	Republic of El Salvador	9.500%	7/15/52	150	94
					150
Gabon (0.2%)
[3]	Gabonese Republic	7.000%	11/24/31	200	160
Ghana (0.1%)
[3,7]	Republic of Ghana	8.950%	3/26/51	200	83
Guatemala (0.7%)
[3]	Republic of Guatemala	5.250%	8/10/29	500	477

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,4]	Republic of Guatemala	6.600%	6/13/36	200	201
					678
Indonesia (0.2%)
[3]	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	3.875%	7/17/29	200	183
Israel (0.4%)
	State of Israel	4.500%	1/17/33	400	393
Mexico (2.1%)
	Petroleos Mexicanos	6.500%	6/2/41	31	20
	Petroleos Mexicanos	5.625%	1/23/46	800	458
	Petroleos Mexicanos	6.750%	9/21/47	459	287
	Petroleos Mexicanos	6.950%	1/28/60	69	43
[3]	United Mexican States	2.659%	5/24/31	650	541
[3,8]	United Mexican States	10.000%	11/20/36	2,600	168
[3,8]	United Mexican States	8.500%	11/18/38	1,500	85
[3]	United Mexican States	6.338%	5/4/53	400	408
					2,010
Morocco (0.7%)
[3,4]	Kingdom of Morocco	6.500%	9/8/33	290	298
[3]	OCP SA	3.750%	6/23/31	465	385
					683
Nigeria (0.3%)
[3]	Federal Republic of Nigeria	7.375%	9/28/33	200	158
[3]	Federal Republic of Nigeria	7.625%	11/28/47	200	142
					300
Oman (0.5%)
[3]	Oman Government Bond	4.750%	6/15/26	350	340
[3]	Oman Government Bond	6.750%	1/17/48	200	193
					533
Panama (0.6%)
[3]	Republic of Panama	4.300%	4/29/53	200	149
[3]	Republic of Panama	4.500%	1/19/63	600	439
					588
Paraguay (0.7%)
[3]	Republic of Paraguay	5.000%	4/15/26	650	645
Peru (0.9%)
[3]	Petroleos del Peru SA	5.625%	6/19/47	550	355
[3]	Republic of Peru	2.783%	1/23/31	545	467
					822
Philippines (0.4%)
	Republic of the Philippines	2.457%	5/5/30	500	432
Poland (0.8%)
[3]	Republic of Poland	5.750%	11/16/32	350	367
[3,9]	Republic of Poland	4.250%	2/14/43	200	215
[3]	Republic of Poland	5.500%	4/4/53	200	202
					784
Romania (0.4%)
[3,9]	Republic of Romania	1.750%	7/13/30	500	415
Saudi Arabia (0.4%)
[3]	Kingdom of Saudi Arabia	5.000%	1/18/53	200	186
[3]	Saudi Arabian Oil Co.	3.500%	4/16/29	220	203
					389

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Senegal (0.5%)
[3]	Republic of Senegal	6.250%	5/23/33	235	197
[3]	Republic of Senegal	6.750%	3/13/48	350	251
					448
Serbia (0.4%)
[3,9]	Serbia International Bond	3.125%	5/15/27	430	420
South Africa (1.3%)
	Republic of South Africa	4.300%	10/12/28	400	353
	Republic of South Africa	4.850%	9/30/29	600	528
	Republic of South Africa	5.875%	4/20/32	220	195
	Republic of South Africa	5.750%	9/30/49	200	142
					1,218
Turkey (0.3%)
	Republic of Turkey	5.750%	5/11/47	435	298
Ukraine (0.2%)
[3,7]	Ukraine Government Bond	7.750%	9/1/26	350	84
[3,7]	Ukraine Government Bond	7.375%	9/25/34	300	70
					154
Total Sovereign Bonds (Cost $15,230)					14,580
				Shares
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[10]	Vanguard Market Liquidity Fund (Cost $300)	5.150%		3,003	300
Total Investments (98.4%) (Cost $96,428)					94,294
Other Assets and Liabilities—Net (1.6%)					1,537
Net Assets (100%)					95,831
Cost is in $000.
1	Securities with a value of $144,000 have been segregated as initial margin for open futures contracts.
2	Securities with a value of $97,000 have been segregated as initial margin for open centrally cleared swap contracts.
3	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2023, the aggregate value was $31,057,000, representing 32.4% of net assets.
5	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of June 30, 2023.
6	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
7	Non-income-producing security—security in default.
8	Face amount denominated in Mexican pesos.
9	Face amount denominated in euro.
10	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

1M—1-month.
DAC—Designated Activity Company.
LIBOR—London Interbank Offered Rate.
TSFR1M—CME Term Secured Overnight Financing Rate 1-Month.
TSFR3M—CME Term Secured Overnight Financing Rate 3-Month.
USD—U.S. dollar.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	September 2023	27	5,490	(68)
10-Year U.S. Treasury Note	September 2023	11	1,235	(17)
Long U.S. Treasury Bond	September 2023	6	761	(3)
Ultra 10-Year U.S. Treasury Note	September 2023	4	474	(1)
Ultra Long U.S. Treasury Bond	September 2023	8	1,090	12
				(77)

Short Futures Contracts
5-Year U.S. Treasury Note	September 2023	(41)	(4,391)	56
Euro-Bobl	September 2023	(3)	(379)	6
Euro-Bund	September 2023	(2)	(292)	3
Euro-Buxl	September 2023	(1)	(152)	(2)
				63
				(14)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
JPMorgan Chase Bank, N.A.	7/21/23	EUR	6	USD	6	—	—
Credit Agricole CIB	7/21/23	EUR	5	USD	5	—	—
BNP Paribas	7/21/23	EUR	5	USD	5	—	—
Bank of America, N.A.	7/21/23	USD	1,044	EUR	952	4	—
Credit Agricole CIB	7/21/23	USD	9	EUR	8	—	—
JPMorgan Chase Bank, N.A.	7/5/23	USD	3	EUR	2	—	—
Bank of America, N.A.	9/20/23	USD	230	MXN	4,024	—	(1)
						4	(1)
EUR—euro.
MXN—Mexican peso.
USD—U.S. dollar.

Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date		Notional Amount (000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Sold
CDX-NA-HY-S40-V1	6/20/28	USD	625	5.000	19	12
CDX-NA-IG-S40-V1	6/20/28	USD	1,750	1.000	26	14
						26
1 Periodic premium received/paid quarterly.
USD—U.S. dollar.

Over-the-Counter Credit Default Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Credit Protection Sold/Moody's Rating
AT&T Inc./Baa2	12/20/23	BARC	60	1.000	—	—	—	—
AT&T Inc./Baa2	12/20/23	BARC	10	1.000	—	—	—	—
Republic of the Philippines/Baa2	6/20/28	GSI	560	1.000	5	(2)	7	—
					5	(2)	7	—
1 Periodic premium received/paid quarterly.
BARC—Barclays Bank plc.
GSI—Goldman Sachs International.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Floating Rate Loan Interests: Floating rate loan interests represent interests in amounts owed by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the fund to supply additional cash to the borrower on demand. Floating rate loan interests may be made directly with a borrower or acquired through assignment or participation. The fund's right to enforce a borrower’s compliance with the terms of the loan agreement, or benefit directly from the collateral supporting the loan, varies when the loan is a direct borrowing, an assignment, or a participation. Floating rate loan interests involve various risks including risk of loss in case of default, insolvency, or the bankruptcy of the borrower and are generally subject to restrictions on transfer with limited opportunities to sell them in secondary markets. The fund may also invest in loan commitments, which are contractual obligations for a future funding. The fund may earn a commitment fee on any unfunded portion of these commitments which is amortized to interest income over the commitment period. Both the funded portion of a floating rate loan interest as well as its unfunded commitment, if any, is reflected on the Schedule of Investments.
D. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
E. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
F. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into centrally cleared credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
G.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of June 30, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	5,423	—	5,423
Corporate Bonds	—	69,110	—	69,110
Floating Rate Loan Interests	—	4,881	—	4,881
Sovereign Bonds	—	14,580	—	14,580
Temporary Cash Investments	300	—	—	300
Total	300	93,994	—	94,294

	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Derivative Financial Instruments
Assets
Futures Contracts[1]	77	—	—	77
Forward Currency Contracts	—	4	—	4
Swap Contracts	26[1]	7	—	33
Total	103	11	—	114
Liabilities
Futures Contracts[1]	91	—	—	91
Forward Currency Contracts	—	1	—	1
Total	91	1	—	92
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.